Shareholder Report	12 Months Ended	27 Months Ended	95 Months Ended	96 Months Ended
	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares	Aug. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Advisor Series II
Entity Central Index Key	0000795422
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2026
Fidelity Series Investment Grade Securitized Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Securitized Fund
Class Name	Fidelity® Series Investment Grade Securitized Fund
Trading Symbol	FHPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Securitized Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Securitized Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. Securitized Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE August 17, 2018 through August 31, 2026. Initial investment of $10,000. Fidelity® Series Investment Grade Securitized Fund $10,000 $10,008 $10,791 $11,361 $11,397 $10,270 $10,093 $10,925 $11,332 Bloomberg U.S. Securitized Index $10,000 $10,016 $10,745 $11,241 $11,237 $10,145 $9,947 $10,698 $11,074 Bloomberg U.S. Aggregate Bond Index $10,000 $10,014 $11,033 $11,747 $11,737 $10,386 $10,262 $11,010 $11,356 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Investment Grade Securitized Fund 3.62% 0.60% 2.02% Bloomberg U.S. Securitized Index 2.98% 0.30% 1.65% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.83% A From August 17, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date				Aug. 17, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 755,469,783	$ 755,469,783	$ 755,469,783	$ 755,469,783
Holdings Count | shares	1,444	1,444	1,444	1,444
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	580.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$755,469,783
Number of Holdings	1,444
Total Advisory Fee	$0
Portfolio Turnover	580%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 87.0 AAA 8.7 AA 0.4 A 0.0 BBB 0.0 BB 0.0 CCC,CC,C 0.1 Not Rated 22.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 87.0 AAA - 8.7 AA - 0.4 A - 0.0 BBB - 0.0 BB - 0.0 CCC,CC,C - 0.1 Not Rated - 22.8 Short-Term Investments and Net Other Assets (Liabilities) - (19.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 83.2 CMOs and Other Mortgage Related Securities 24.9 Asset-Backed Securities 6.9 U.S. Treasury Obligations 3.8 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 83.2 CMOs and Other Mortgage Related Securities - 24.9 Asset-Backed Securities - 6.9 U.S. Treasury Obligations - 3.8 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.0)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 27.1 Ginnie Mae II Pool 20.8 Freddie Mac Gold Pool 19.8 Freddie Mac Multifamily Structured pass-thru certificates 10.9 Uniform Mortgage Backed Securities 9.9 Fannie Mae Guaranteed REMIC 2.7 Ginnie Mae I Pool 2.3 Fannie Mae 2.3 US Treasury Notes 2.0 Freddie Mac Non Gold Pool 1.8 99.6
Fidelity Mortgage Securities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity® Mortgage Securities Fund
Trading Symbol	FMSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Mortgage Securities Fund	$ 46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Mortgage Securities Fund $10,000 $10,090 $10,002 $10,721 $11,240 $11,252 $10,117 $9,853 $10,611 $10,946 $11,280 Bloomberg U.S. MBS Index $10,000 $10,080 $10,027 $10,735 $11,222 $11,202 $10,112 $9,900 $10,639 $10,996 $11,328 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Mortgage Securities Fund 3.05% 0.05% 1.21% Bloomberg U.S. MBS Index 3.02% 0.22% 1.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Advisor Mortgage Securities Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class Z
Trading Symbol	FIKUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,782 $11,305 $11,333 $10,196 $9,948 $10,713 $11,061 $11,420 Bloomberg U.S. MBS Index $10,000 $10,771 $11,260 $11,240 $10,146 $9,934 $10,675 $11,034 $11,367 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 3.25% 0.15% 1.69% Bloomberg U.S. MBS Index 3.02% 0.22% 1.63% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Advisor Mortgage Securities Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class M
Trading Symbol	FMSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 82	0.81%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.81%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,653 $9,544 $10,193 $10,640 $10,621 $9,508 $9,237 $9,904 $10,179 $10,463 Bloomberg U.S. MBS Index $10,000 $10,080 $10,027 $10,735 $11,222 $11,202 $10,112 $9,900 $10,639 $10,996 $11,328 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) -1.33% -1.11% 0.45% Class M (without 4.00% sales charge) 2.78% -0.30% 0.86% Bloomberg U.S. MBS Index 3.02% 0.22% 1.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Advisor Mortgage Securities Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class I
Trading Symbol	FMSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,076 $9,993 $10,709 $11,215 $11,232 $10,089 $9,817 $10,565 $10,882 $11,197 Bloomberg U.S. MBS Index $10,000 $10,080 $10,027 $10,735 $11,222 $11,202 $10,112 $9,900 $10,639 $10,996 $11,328 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.89% -0.06% 1.14% Bloomberg U.S. MBS Index 3.02% 0.22% 1.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Advisor Mortgage Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class C
Trading Symbol	FOMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 162	1.60%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $9,981 $9,795 $10,387 $10,759 $10,657 $9,462 $9,122 $9,707 $9,977 $10,256 Bloomberg U.S. MBS Index $10,000 $10,080 $10,027 $10,735 $11,222 $11,202 $10,112 $9,900 $10,639 $10,996 $11,328 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.98% -1.10% 0.25% Class C 1.97% -1.10% 0.25% Bloomberg U.S. MBS Index 3.02% 0.22% 1.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Advisor Mortgage Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Mortgage Securities Fund
Class Name	Fidelity Advisor® Mortgage Securities Fund Class A
Trading Symbol	FMGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Mortgage Securities Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's overweight in select agency mortgage-backed securities that benefited from spread tightening contributed to performance versus the benchmark, the Bloomberg U.S. MBS Index, for the fiscal year, including specified conventional mortgage pools with coupons of 2.5%, 6.0% and 6.5%, and Ginnie Mae securities with a coupon greater than 5.0%.
•Non-benchmark holdings in residential mortgage-backed securities and asset-backed securities boosted relative performance.
•Timely purchases and sales of interest-rate swaps were beneficial, as was a pay-fixed position in two-year interest-rate swaps.
•In contrast, an overweight in Ginnie Mae securities with a 2% coupon detracted from performance versus the benchmark the past 12 months, as did the fund's longer duration (interest rate) positioning.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,653 $9,545 $10,187 $10,644 $10,616 $9,510 $9,236 $9,904 $10,179 $10,464 Bloomberg U.S. MBS Index $10,000 $10,080 $10,027 $10,735 $11,222 $11,202 $10,112 $9,900 $10,639 $10,996 $11,328 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) -1.32% -1.10% 0.45% Class A (without 4.00% sales charge) 2.79% -0.29% 0.87% Bloomberg U.S. MBS Index 3.02% 0.22% 1.26% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 762,296,558	$ 762,296,558	$ 762,296,558	$ 762,296,558
Holdings Count | shares	1,804	1,804	1,804	1,804
Advisory Fees Paid, Amount	$ 2,075,785
Investment Company Portfolio Turnover	607.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$762,296,558
Number of Holdings	1,804
Total Advisory Fee	$2,075,785
Portfolio Turnover	607%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 95.7 AAA 5.5 AA 0.6 A 0.0 BBB 0.1 BB 0.1 B 0.0 CCC,CC,C 0.0 Not Rated 17.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 95.7 AAA - 5.5 AA - 0.6 A - 0.0 BBB - 0.1 BB - 0.1 B - 0.0 CCC,CC,C - 0.0 Not Rated - 17.9 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Government Agency - Mortgage Securities 91.4 CMOs and Other Mortgage Related Securities 19.4 Asset-Backed Securities 4.6 U.S. Treasury Obligations 4.3 Options 0.2 ASSET ALLOCATION (% of Fund's net assets) U.S. Government Agency - Mortgage Securities - 91.4 CMOs and Other Mortgage Related Securities - 19.4 Asset-Backed Securities - 4.6 U.S. Treasury Obligations - 4.3 Options - 0.2 Short-Term Investments and Net Other Assets (Liabilities) - (19.9)% United States 100.0 Canada 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 100.0 Canada - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 29.2 Freddie Mac Gold Pool 26.2 Ginnie Mae II Pool 20.3 Uniform Mortgage Backed Securities 10.1 Freddie Mac Multifamily Structured pass-thru certificates 7.4 Ginnie Mae I Pool 3.9 Fannie Mae Guaranteed REMIC 3.3 US Treasury Notes 2.6 US Treasury Bonds 1.7 Freddie Mac Non Gold Pool 1.2 105.9
Fidelity Limited Term Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity® Limited Term Bond Fund
Trading Symbol	FJRLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Bond Fund	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Fidelity® Limited Term Bond Fund $10,000 $10,140 $10,130 $10,742 $11,265 $11,344 $10,613 $10,864 $11,711 $12,363 $12,698 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Limited Term Bond Fund 2.71% 2.28% 2.42% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Advisor Limited Term Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class Z
Trading Symbol	FIKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 25	0.25%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.25%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2026. Initial investment of $10,000. Class Z $10,000 $10,618 $11,145 $11,234 $10,519 $10,776 $11,622 $12,275 $12,613 Fidelity Limited Term Composite Index℠ $10,000 $10,650 $11,185 $11,290 $10,610 $10,802 $11,615 $12,252 $12,594 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,616 $11,117 $11,153 $10,502 $10,626 $11,335 $11,878 $12,132 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 $11,411 $11,626 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 2.76% 2.34% 2.98% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.96% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 2.47% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.92% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Advisor Limited Term Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class M
Trading Symbol	FTBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class M $9,725 $9,831 $9,781 $10,350 $10,812 $10,855 $10,122 $10,340 $11,104 $11,687 $11,978 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 2.75% sales charge) -0.33% 1.42% 1.82% Class M (without 2.75% sales charge) 2.49% 1.99% 2.11% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Advisor Limited Term Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class I
Trading Symbol	EFIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 30	0.30%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class I $10,000 $10,136 $10,112 $10,718 $11,235 $11,308 $10,574 $10,822 $11,665 $12,314 $12,648 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 2.71% 2.26% 2.38% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Advisor Limited Term Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class C
Trading Symbol	FNBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 138	1.37%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000. Class C $10,000 $10,032 $9,904 $10,399 $10,780 $10,739 $9,935 $10,061 $10,732 $11,296 $11,566 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 0.62% 1.19% 1.47% Class C 1.61% 1.19% 1.47% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Advisor Limited Term Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Limited Term Bond Fund
Class Name	Fidelity Advisor® Limited Term Bond Fund Class A
Trading Symbol	FDIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Advisor® Limited Term Bond Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, a resilient economy and heavy U.S. Treasury issuance.
•Against this backdrop, the fund's strategy of favoring limited-term corporate bonds, while underweighting similar-duration U.S. Treasurys, contributed to its performance versus the Composite index for the fiscal year. Within corporates, debt holdings among financial institutions, especially banks, and industrial firms, particularly in the consumer cyclical segment, added value.
•Non-Composite exposure to asset-backed securities, including collateralized loan obligations and car loan debt, also helped, as did an out-of-index allocation to commercial mortgage-backed securities.
•In contrast, the fund's yield-curve positioning, including the underweighting of the two-year key rate in favor of positions farther out on the curve, modestly detracted from relative performance.
•At period end, corporates made up 71% of fund assets, roughly equal to the Composite index and notably overweight versus the Bloomberg 1-5 year benchmark.
•Exposure to U.S. Treasurys stood at about 15% as of August 31, compared with roughly 69% for the Bloomberg benchmark and 20% for the Composite index, while out-of-index exposure to ABS closed the fiscal year at about 9% of fund assets.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2016 through August 31, 2026. Initial investment of $10,000 and the current sales charge was paid. Class A $9,725 $9,840 $9,791 $10,352 $10,824 $10,867 $10,134 $10,343 $11,117 $11,701 $11,981 Fidelity Limited Term Composite Index℠ $10,000 $10,153 $10,139 $10,788 $11,331 $11,437 $10,748 $10,943 $11,766 $12,411 $12,758 Bloomberg U.S. 1-5 Year Government/Credit Bond Index $10,000 $10,093 $10,049 $10,648 $11,151 $11,188 $10,534 $10,659 $11,370 $11,914 $12,170 Bloomberg U.S. Aggregate Bond Index $10,000 $10,049 $9,944 $10,955 $11,665 $11,655 $10,313 $10,189 $10,933 $11,276 $11,489 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 2.75% sales charge) -0.42% 1.40% 1.82% Class A (without 2.75% sales charge) 2.40% 1.97% 2.11% Fidelity Limited Term Composite Index℠ 2.79% 2.21% 2.47% Bloomberg U.S. 1-5 Year Government/Credit Bond Index 2.15% 1.70% 1.98% Bloomberg U.S. Aggregate Bond Index 1.89% -0.29% 1.40% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit institutional.fidelity.com for more recent performance information.
Net Assets	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825	$ 3,954,363,825
Holdings Count | shares	1,173	1,173	1,173	1,173
Advisory Fees Paid, Amount	$ 6,159,294
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$3,954,363,825
Number of Holdings	1,173
Total Advisory Fee	$6,159,294
Portfolio Turnover	81%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 15.2 AAA 7.2 AA 1.6 A 26.2 BBB 34.6 BB 5.5 B 2.6 CCC,CC,C 1.0 Not Rated 4.9 Equities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 15.2 AAA - 7.2 AA - 1.6 A - 26.2 BBB - 34.6 BB - 5.5 B - 2.6 CCC,CC,C - 1.0 Not Rated - 4.9 Equities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 67.9 U.S. Treasury Obligations 15.1 Asset-Backed Securities 9.3 CMOs and Other Mortgage Related Securities 3.9 Bank Loan Obligations 1.5 Preferred Securities 0.7 Foreign Government and Government Agency Obligations 0.2 Other Investments 0.1 U.S. Government Agency - Mortgage Securities 0.1 Preferred Stocks 0.0 Common Stocks 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 67.9 U.S. Treasury Obligations - 15.1 Asset-Backed Securities - 9.3 CMOs and Other Mortgage Related Securities - 3.9 Bank Loan Obligations - 1.5 Preferred Securities - 0.7 Foreign Government and Government Agency Obligations - 0.2 Other Investments - 0.1 U.S. Government Agency - Mortgage Securities - 0.1 Preferred Stocks - 0.0 Common Stocks - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 74.9 United Kingdom 4.8 Grand Cayman (UK Overseas Ter) 4.6 Canada 3.8 Germany 2.5 Ireland 1.6 France 1.5 Japan 1.2 Bailiwick Of Jersey 1.2 Others 3.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 74.9 United Kingdom - 4.8 Grand Cayman (UK Overseas Ter) - 4.6 Canada - 3.8 Germany - 2.5 Ireland - 1.6 France - 1.5 Japan - 1.2 Bailiwick Of Jersey - 1.2 Others - 3.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) US Treasury Notes 15.1 JPMorgan Chase & Co 1.8 Bank of America Corp 1.6 Morgan Stanley 1.6 HSBC Holdings PLC 1.4 Citigroup Inc 1.3 Wells Fargo & Co 1.2 General Motors Financial Co Inc 1.1 Deutsche Bank AG/New York NY 1.1 Ford Motor Credit Co LLC 1.0 27.2
Fidelity Limited Term Securitized Completion Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Limited Term Securitized Completion Fund
Class Name	Fidelity® Limited Term Securitized Completion Fund
Trading Symbol	FLTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Limited Term Securitized Completion Fund for the period September 1, 2025 to August 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Limited Term Securitized Completion Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds achieved a gain for the 12 months ending August 31, 2026, buoyed by three policy interest-rate cuts by the Federal Reserve in late 2025, but pulled down since then by rising bond yields amid higher consumer inflation, fast-growing government debt and heavy U.S. Treasury issuance.
•Against this backdrop, investments in commercial mortgage-backed securities and residential mortgage-backed securities contributed to the fund's performance versus the Limited Term Securitized Completion Index for the fiscal year. Each was a non-Composite allocation.
•An overweight in 30-year Ginnie Mae and conventional mortgage-backed securities boosted relative performance, as did a pay-fixed position in two-year interest-rate swaps.
•In contrast, underweights in auto and consumer asset-backed securities detracted versus the Composite index for the 12 months.
•An underweight in 15- and 20-year mortgage-backed securities hurt relative performance.
•Lastly, an overweight in Freddie Mac multifamily securities detracted the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 30, 2024 through August 31, 2026. Initial investment of $10,000. Fidelity® Limited Term Securitized Completion Fund $10,000 $10,317 $10,879 Fidelity Limited Term Securitized Completion Fund Composite Blended Index $10,000 $10,316 $10,869 Bloomberg US Fixed Rate Asset-Backed Securities Index $10,000 $10,317 $10,834 Bloomberg U.S. Aggregate Bond Index $10,000 $10,516 $10,846 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year Life of Fund A Fidelity® Limited Term Securitized Completion Fund 3.51% 5.41% Fidelity Limited Term Securitized Completion Fund Composite Blended Index 3.04% 5.15% Bloomberg US Fixed Rate Asset-Backed Securities Index 3.07% 5.02% Bloomberg U.S. Aggregate Bond Index 1.89% 4.53% A From May 30, 2024 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		May 30, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 139,336,958	$ 139,336,958	$ 139,336,958	$ 139,336,958
Holdings Count | shares	419	419	419	419
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	155.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2026)
KEY FACTS
Fund Size	$139,336,958
Number of Holdings	419
Total Advisory Fee	$0
Portfolio Turnover	155%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.5 AAA 49.5 AA 7.0 A 1.0 Not Rated 29.0 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.5 AAA - 49.5 AA - 7.0 A - 1.0 Not Rated - 29.0 Short-Term Investments and Net Other Assets (Liabilities) - (4.0)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Asset-Backed Securities 47.5 CMOs and Other Mortgage Related Securities 38.5 U.S. Government Agency - Mortgage Securities 13.6 U.S. Treasury Obligations 3.9 Options 0.5 ASSET ALLOCATION (% of Fund's net assets) Asset-Backed Securities - 47.5 CMOs and Other Mortgage Related Securities - 38.5 U.S. Government Agency - Mortgage Securities - 13.6 U.S. Treasury Obligations - 3.9 Options - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - (4.0)% United States 99.5 Canada 0.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 Canada - 0.5
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Fannie Mae Mortgage pass-thru certificates 6.1 Uniform Mortgage Backed Securities 3.8 Freddie Mac Gold Pool 3.8 US Treasury Notes 3.1 Freddie Mac Multifamily Structured pass-thru certificates 2.9 Stellantis Financial Underwritten Enhanced Lease Trust 2.9 OneMain Financial Issuance Trust 1.9 Wheels Fleet Lease Funding LLC 1.9 Exeter Select Automobile Receivables Trust 1.8 GMF Floorplan Owner Revolving Trust 1.8 30.0